RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - AMOUNT OF GAINS AND LOSSES ON OUTSTANDING DERIVATIVES (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Foreign Exchange Contract | Not Designated as Hedging Instrument
Derivative, Gain (Loss) on Derivative, Net		$ (1)	$ 59
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	[1],[2]	(34)	(163)
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		0	69
Fair Value Hedging | Interest Rate Contract
Derivative, Gain (Loss) on Derivative, Net		$ (106)	$ (193)

[1]	For the derivatives in net investment hedging relationships, the amount of gain/(loss) excluded from effectiveness testing, which was recognized in earnings, was $138 and $48 for the fiscal year ended June 30, 2018 and 2017, respectively.
[2]	In addition to the foreign currency derivative contracts designated as net investment hedges, certain of our foreign currency denominated debt instruments are designated as net investment hedges. The amount of gain/(loss) recognized in AOCI for such instruments was $367 and $161, as of June 30, 2018 and 2017, respectively.